CXApp Acquisition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
CXApp Acquisition (Tables) [Line Items]
Schedule of Purchase Price	The following table represents the purchase price (in thousands).
Cash	$22,132
Stock (117,994 common stock shares at $84.75 per share)	10,000
Total Purchase Price	$32,132

Schedule of Purchase Price Allocations Relating to the Acquisition

The following table summarizes certain assets and liabilities of discontinued operations:

As of December 31, 2022
Current Assets of Discontinued Operations
Cash and cash equivalents	$10,000
Accounts receivable	1,338
Prepaid expenses and other current assets	923
Current Assets of Discontinued Operations	$12,261

Long Term Assets of Discontinued Operations
Property and equipment, net	$202
Operating Lease Right-of-Use Asset, net	681
Software development costs, net	487
Intangible assets, net	19,289
Other Assets	52
Long Term Assets of Discontinued Operations	$20,711
Current Liabilities of Discontinued Operations
Accounts payable	$1,054
Accrued liabilities	1,736
Operating lease obligation, current	266
Deferred revenue	2,162
Current Liabilities of Discontinued Operations	$5,218

Long Term Liabilities of Discontinued Operations
Operating lease obligation, noncurrent	$444
Other Liabilities, noncurrent	28
Long Term Liabilities of Discontinued Operations	$472

Fair Value Allocation
Assets acquired:
Cash and cash equivalents	$109
Accounts receivable	110
Prepaid expenses and other current assets	135
Inventory	844
Right of use asset	312
Property, plant, and equipment	30
Other assets	113
Tradename & trademarks	168
Proprietary technology	507
Customer relationships	197
Goodwill	482
Total assets acquired	$3,007

Liabilities assumed:
Accounts payable	2
Accrued liabilities	413
Lease liabilities – current	54
Lease liabilities – noncurrent	231
Payable to new parent	391
Deferred revenue	784
Total liabilities assumed	1,875
Estimated fair value of net assets acquired:	$1,132

Schedule of Acquisition-Related Costs for the Acquisition	Total acquisition-related costs for the Acquisition incurred during the year ended December 31, 2021, was $209,036, and is included in selling, general and administrative expense in the Company’s consolidated statements of operations. The following table details the acquisition related costs for the Acquisition:
Accounting fees	$10
Legal fees	199
Total acquisition costs	$209

Series of Individually Immaterial Business Acquisitions [Member]
CXApp Acquisition (Tables) [Line Items]
Schedule of Acquisition Liability	The following represents the amounts that were recorded to Acquisition Liability (in thousands):
Acquisition Liability
Current
Option payout	$296
Bonus payout	34
Seller transaction expenses	72
Miscellaneous accrued expenses	174
Total current	$576

Noncurrent
Option payout	$493
Bonus payout	57
Holdback funds	4,875
Total noncurrent	5,425
6,001
Less adjustment to holdback funds due to measurement period adjustment	(209)
Less payments made during the year ended December 31, 2021	(460)
Less payments made during the year ended December 31, 2022	(5,135)
Total acquisition liability	$197

Schedule of Purchase Price Allocations Relating to the Acquisition	The following table summarizes the purchase price allocations relating to the Acquisition (in thousands):
Fair Value Allocation
Assets acquired:
Cash and cash equivalents	$1,153
Trade and other receivables	1,626
Prepaid expenses and other current assets	68
Property, plant, and equipment	6
Tradename	2,170
Developed technology	8,350
Customer relationships	5,020
Non-compete agreements	2,690
Goodwill	15,306
Total assets acquired	$36,389

Liabilities assumed:
Accounts payable	$203
Deferred revenue	1,319
Accrued expenses and other liabilities	116
Deferred tax liability	2,591
Other tax liability, noncurrent	28
Total liabilities assumed	4,257
Estimated fair value of net assets acquired:	$32,132

Schedule of Acquisition-Related Costs for the Acquisition	The below table details the acquisition-related costs for the Acquisition (in thousands):
Accounting fees	$115
Legal fees	389
Total acquisition costs	$504